Trade receivables - Credit risk exposure (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade receivables
Expected credit loss rate	21.39%	23.15%
Gross carrying amount	¥ 278,547	¥ 280,250
Expected credit losses	¥ 59,576	¥ 64,874
Within 3 months
Trade receivables
Expected credit loss rate	5.32%	3.78%
Gross carrying amount	¥ 172,860	¥ 165,401
Expected credit losses	¥ 9,196	¥ 6,249
3 months - 6 months
Trade receivables
Expected credit loss rate	17.19%	17.41%
Gross carrying amount	¥ 25,321	¥ 27,205
Expected credit losses	¥ 4,353	¥ 4,736
6 months - 9 months
Trade receivables
Expected credit loss rate	31.92%	31.38%
Gross carrying amount	¥ 11,407	¥ 16,388
Expected credit losses	¥ 3,641	¥ 5,143
9 months - 12 months
Trade receivables
Expected credit loss rate	40.84%	41.75%
Gross carrying amount	¥ 6,545	¥ 10,714
Expected credit losses	¥ 2,673	¥ 4,473
1 - 2 years
Trade receivables
Expected credit loss rate	55.71%	60.56%
Gross carrying amount	¥ 33,978	¥ 39,834
Expected credit losses	¥ 18,929	¥ 24,122
2 - 3 years
Trade receivables
Expected credit loss rate	73.09%	97.31%
Gross carrying amount	¥ 28,436	¥ 20,708
Expected credit losses	¥ 20,784	¥ 20,151